Discontinued Operations	3 Months Ended
Mar. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations	Discontinued OperationsOn May 25, 2021, the Company announced the signing of a definitive agreement to sell CBF to certain direct and indirect wholly-owned subsidiaries of BRWS Parent LLC, a portfolio company of One Rock Capital Partners (“CentroMotion”), for gross proceeds of (i) $250 million cash at closing, subject to certain adjustments, and (ii) the right to receive up to an additional $125 million based on CBF's achievement of certain performance targets. On August 2, 2021, the Company completed the sale of CBF to CentroMotion. The sale of CBF is consistent with the Company's optimization strategy, as laid out in Vision 2025.
A summary of the results from discontinued operations included in the Condensed Consolidated Statements of Income and Comprehensive Income follows:

(in millions)	Three Months Ended March 31,
	2021	2020
Revenues	$88.1	$71.0

Cost of goods sold	71.3	62.0
Operating expense, net(1)	12.0	13.5
Operating income (loss)	4.8	(4.5)
Non-operating expense (income), net(1)	0.3	(0.4)
Income (loss) from discontinued operations before income taxes	4.5	(4.1)
Provision for (benefit from) income taxes	1.4	(1.1)
Income (loss) from discontinued operations	$3.1	$(3.0)
(1)Includes items that are presented separately on the Condensed Consolidated Statements of Income.
A summary of the carrying amounts of major assets and liabilities, which were classified as held for sale in the Condensed Consolidated Balance Sheet follows:

(in millions)	March 31, 2021	December 31, 2020
ASSETS
Cash and cash equivalents	$6.2	$5.1
Receivables, net	70.4	58.3
Inventories	69.2	70.8
Prepaid other current assets	9.4	10.4
Total current assets	$155.2	$144.6

Property, plant, and equipment, net	$99.9	$102.0
Goodwill, net	96.5	96.5
Other intangible assets, net	72.4	73.9
Other long-term assets	6.2	2.6
Total long-term assets	$275.0	$275.0

LIABILITIES
Accounts payable	$39.0	$33.1
Accrued liabilities and other	21.6	20.4
Total current liabilities	$60.6	$53.5

Other long-term liabilities	$25.2	$21.9
Total long-term liabilities	$25.2	$21.9
A summary of cash flows from discontinued operations included in the Condensed Consolidated Statements of Cash Flows for the three months ended March 31, follows:

(in millions)	2021	2020
Net cash provided by operating activities	$3.5	$4.1
Net cash used in investing activities	(2.5)	(1.6)
Net cash provided by (used in) financing activities(1)	0.1	(1.3)
Change in cash and cash equivalents from discontinued operations	$1.1	$1.2
(1)Represents borrowings or (repayments) from the Carlisle cash pool to fund working capital and capital expenditures